Cover Page and DEI	Apr. 29, 2021	Feb. 23, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Registrant Name	Realogy Holdings Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35674
Entity Tax Identification Number	20-8050955
Entity Address, Address Line One	175 Park Avenue
Entity Address, City or Town	Madison
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07940
City Area Code	973
Local Phone Number	407-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	RLGY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag		false
Entity Central Index Key		0001398987
Realogy Group LLC [Member]
Entity Information [Line Items]
Entity Registrant Name	Realogy Group LLC
Entity Incorporation, State or Country Code	DE
Entity File Number	333-148153
Entity Tax Identification Number	20-4381990
Entity Central Index Key		0001355001